Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,068,487.98

Principal:
Principal Collections	$12,547,405.18
Prepayments in Full	$6,678,003.45
Liquidation Proceeds	$114,811.14
Recoveries	$84,706.31
Sub Total	$19,424,926.08
Collections	$20,493,414.06

Purchase Amounts:
Purchase Amounts Related to Principal	$611,544.89
Purchase Amounts Related to Interest	$3,560.23
Sub Total	$615,105.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,108,519.18

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$21,108,519.18
Servicing Fee	$238,092.11	$238,092.11	$0.00	$0.00	$20,870,427.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,870,427.07
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,870,427.07
Interest - Class A-3 Notes	$15,879.25	$15,879.25	$0.00	$0.00	$20,854,547.82
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$20,766,824.90
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,766,824.90
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$20,716,712.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,716,712.82
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$20,672,251.74
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,672,251.74
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$20,608,322.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,608,322.49
Regular Principal Payment	$19,313,598.29	$19,313,598.29	$0.00	$0.00	$1,294,724.20
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,294,724.20
Residual Released to Depositor	$0.00	$1,294,724.20	$0.00	$0.00	$0.00
Total		$21,108,519.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,313,598.29
Total					$19,313,598.29
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,313,598.29	$38.47	$15,879.25	$0.03	$19,329,477.54	$38.50
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$19,313,598.29	$12.00	$262,104.58	$0.16	$19,575,702.87	$12.16

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$32,853,630.12	0.0654455	$13,540,031.83	0.0269722
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$276,593,630.12	0.1717930	$257,280,031.83	0.1597973

Pool Information
Weighted Average APR	4.441%	4.454%
Weighted Average Remaining Term	26.46	25.68
Number of Receivables Outstanding	27,521	26,561
Pool Balance	$285,710,526.39	$265,664,603.99
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$276,593,630.12	$257,280,031.83
Pool Factor	0.1742420	0.1620169

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$8,384,572.16
Targeted Overcollateralization Amount	$8,384,572.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,384,572.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	37

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		94	$94,157.74
(Recoveries)		180	$84,706.31
Net Losses for Current Collection Period			$9,451.43
Cumulative Net Losses Last Collection Period			$10,288,564.20
Cumulative Net Losses for all Collection Periods			$10,298,015.63

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.04%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.72%	534	$7,218,407.97
61-90 Days Delinquent	0.24%	40	$646,906.38
91-120 Days Delinquent	0.10%	16	$268,766.36
Over 120 Days Delinquent	0.43%	66	$1,135,030.21
Total Delinquent Receivables	3.49%	656	$9,269,110.92

Repossession Inventory:
Repossessed in the Current Collection Period		13	$180,507.78
Total Repossessed Inventory		21	$323,386.23

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7190%
Preceding Collection Period			0.1498%
Current Collection Period			0.0411%
Three Month Average			0.3033%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4504%
Preceding Collection Period			0.5123%
Current Collection Period			0.4593%
Three Month Average			0.4740%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer